Debt - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 223,500
2018	0
2019	0
2020	2,874,000
2021	2,000,000
Thereafter	9,500,000
Total	$ 14,597,500